MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3:-       MARKETABLE SECURITIES

As of December 31, 2012 and 2011, all of the Company's marketable securities were classified as available-for-sale.

	December 31, 2012				December 31, 2011
	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value
Available-for-sale - matures within one year:
Governmental debentures - fixed interest rate	$2,534	$12	$--	$2,546	$3,542	$--	$--	$3,542
Corporate debentures fixed interest rate	10,156	18	--	10,174	997	3	--	1,000
Corporate debentures - floating interest rate	1,512	3	--	1,515	6,211	27	(15)	6,223

	14,202	33	--	14,235	10,750	30	(15)	10,765
Available-for-sale - matures after one year:
Governmental debentures - fixed interest rate	7,159	47	--	7,206	6,421	16	(12)	6,425
Corporate debentures - fixed interest rate	2,654	63	(5)	2,712	13,550	25	(122)	13,453
Corporate debentures - floating interest rate	8,820	132	--	8,952	10,294	--	(223)	10,071

	18,633	242	(5)	18,870	30,265	41	(357)	29,949

	$32,835	$275	$(5)	$33,105	$41,015	$71	$(372)	$40,714

The Company typically invests in highly-rated securities, and its policy generally limits the amount of credit exposure to any one issuer. When evaluating the investments for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and any changes thereto, and the Company's intent to sell, or whether it is more likely than not it will be required to sell, the investment before recovery of the investment's amortized cost basis. Based on the above factors, the Company concluded that unrealized losses on all available-for-sale securities were not other-than-temporary and no credit loss was present for any of its investments. As such, the Company did not recognize any impairment charges on outstanding securities at the adoption date of the ASC or during the years ended December 31, 2012, 2011 and 2010.